Stock Based Compensation- Schedule of Stock Options Outstanding (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, total shares	4,031,032	2,767,222	427,500
Outstanding, weighted-average remaining contractual life	9 years 2 months 12 days	9 years 2 months 12 days	8 years 9 months 18 days
Outstanding, weighted-average exercise price	$ 3.86	$ 0.63	$ 0.35
Exercisable, total shares	985,121	289,133
Exercisable, weighted-average exercise price	$ 0.85	$ 0.45
Exercise Price 0.05
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, total shares		10,000
Outstanding, weighted-average remaining contractual life		6 years 4 months 24 days
Outstanding, weighted-average exercise price		$ 0.05
Exercisable, total shares		7,500
Exercisable, weighted-average exercise price		$ 0.05
Exercise Price 0.38
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, total shares	450,834	545,000
Outstanding, weighted-average remaining contractual life	7 years 4 months 24 days	8 years 2 months 12 days
Outstanding, weighted-average exercise price	$ 0.38	$ 0.38
Exercisable, total shares	299,545	207,454
Exercisable, weighted-average exercise price	$ 0.38	$ 0.38
Exercise Price 0.70
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, total shares	1,050,543	2,212,222
Outstanding, weighted-average remaining contractual life	9 years 1 month 6 days	9 years 4 months 24 days
Outstanding, weighted-average exercise price	$ 0.70	$ 0.70
Exercisable, total shares	571,689	74,179
Exercisable, weighted-average exercise price	$ 0.70	$ 0.70
Exercise Price 1.35
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, total shares	1,242,894
Outstanding, weighted-average remaining contractual life	9 years 6 months
Outstanding, weighted-average exercise price	$ 1.35
Exercisable, total shares	83,887
Exercisable, weighted-average exercise price	$ 1.35
Exercise Price 6.89
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, total shares	907,250
Outstanding, weighted-average remaining contractual life	7 years 1 month 6 days
Outstanding, weighted-average exercise price	$ 6.89
Exercisable, total shares	30,000
Exercisable, weighted-average exercise price	$ 6.89
Exercise Price 17.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, total shares	349,511
Outstanding, weighted-average remaining contractual life	2 years 8 months 12 days
Outstanding, weighted-average exercise price	$ 17.00
Exercisable, weighted-average exercise price	$ 17.00
Exercise Price 25.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, total shares	30,000
Outstanding, weighted-average remaining contractual life	2 months 12 days
Outstanding, weighted-average exercise price	$ 25.50
Exercisable, weighted-average exercise price	$ 25.50